GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.10%
122,471	Freeport-McMoRan Inc	$ 6,091,707
12,671	Sherwin-Williams Co	3,162,935
		9,254,642
Communications — 18.61%
784	Airbnb Inc Class A(a)	134,660
23,168	Alphabet Inc Class C(a)	64,707,992
12,883	Amazon.com Inc(a)	41,997,936
8,018	Booking Holdings Inc(a)	18,829,872
62,073	CDW Corp	11,104,239
3,085	Etsy Inc(a)(b)	383,404
10,236	FactSet Research Systems Inc	4,443,959
9,278	Match Group Inc(a)	1,008,890
363	MercadoLibre Inc(a)	431,781
15,851	Meta Platforms Inc Class A(a)	3,524,628
35,784	Motorola Solutions Inc	8,666,885
899	Netflix Inc(a)	336,756
79	Shopify Inc Class A(a)	53,401
5,181	Snap Inc Class A(a)	186,464
3,254	Trade Desk Inc Class A(a)	225,340
933	Wayfair Inc Class A(a)(b)	103,358
		156,139,565
Consumer, Cyclical — 8.55%
4,976	AutoZone Inc(a)	10,173,830
2,003	Carvana Co(a)	238,938
1,867	Chipotle Mexican Grill Inc(a)	2,953,650
34,459	Copart Inc(a)	4,323,571
47,494	Hilton Worldwide Holdings Inc(a)	7,206,739
48,683	Lowe's Cos Inc	9,843,216
11,772	O'Reilly Automotive Inc(a)	8,063,349
76,782	Ross Stores Inc	6,945,700
109,727	Tapestry Inc	4,076,358
10,107	Tesla Inc(a)	10,891,303
115,403	TJX Cos Inc	6,991,114
		71,707,768
Consumer, Non-Cyclical — 19.17%
76,088	AbbVie Inc	12,334,626
2,055	ABIOMED Inc(a)	680,698
2,753	Align Technology Inc(a)	1,200,308
1,396	Alnylam Pharmaceuticals Inc(a)	227,953
10,252	Amgen Inc	2,479,139
3,303	Block Inc(a)	447,887
131,026	Coca-Cola Co	8,123,612
45,901	CVS Health Corp	4,645,640
32,106	Danaher Corp	9,417,653
5,565	Dexcom Inc(a)	2,847,054
69,708	Edwards Lifesciences Corp(a)	8,206,026
48,644	Eli Lilly & Co	13,930,182
13,255	Equifax Inc	3,142,760
12,407	Estee Lauder Cos Inc Class A	3,378,674
8,637	Exact Sciences Corp(a)	603,899
35,516	HCA Healthcare Inc	8,901,020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,306	Intuitive Surgical Inc(a)	$ 3,410,794
28,730	McKesson Corp	8,795,115
1,924	Moderna Inc(a)	331,428
38,026	Monster Beverage Corp(a)	3,038,277
88,273	PayPal Holdings Inc(a)	10,208,772
60,615	PepsiCo Inc	10,145,739
190,776	Pfizer Inc	9,876,473
8,102	Regeneron Pharmaceuticals Inc(a)	5,658,599
12,692	Seagen Inc(a)	1,828,283
26,737	Thermo Fisher Scientific Inc	15,792,209
52,093	Verisk Analytics Inc	11,180,721
		160,833,541
Energy — 1.63%
3,267	Enphase Energy Inc(a)	659,215
316,166	Schlumberger NV	13,060,818
		13,720,033
Financial — 11.21%
90,369	Blackstone Inc	11,471,441
15,083	Capital One Financial Corp	1,980,247
305,286	Charles Schwab Corp	25,738,663
88,265	Intercontinental Exchange Inc	11,661,572
19,225	Marsh & McLennan Cos Inc	3,276,324
57,461	Mastercard Inc Class A	20,535,412
58,709	Morgan Stanley	5,131,167
73,454	Progressive Corp	8,373,021
10,528	SVB Financial Group(a)	5,889,890
		94,057,737
Industrial — 8.14%
214,855	Amphenol Corp Class A	16,189,324
31,571	Deere & Co	13,116,488
30,449	Eaton Corp PLC	4,620,940
30,662	Illinois Tool Works Inc	6,420,623
32,033	Rockwell Automation Inc	8,970,201
57,657	Stanley Black & Decker Inc	8,059,872
29,277	Trane Technologies PLC	4,470,598
30,100	United Parcel Service Inc Class B	6,455,246
		68,303,292
Technology — 27.85%
20,369	Adobe Inc(a)	9,280,524
62,057	Advanced Micro Devices Inc(a)	6,785,312
343,372	Apple Inc	59,956,185
4,831	ASML Holding NV	3,226,770
32,761	Cognizant Technology Solutions Corp Class A	2,937,679
57,623	Electronic Arts Inc	7,289,886
1,092	HubSpot Inc(a)	518,634
9,214	Intuit Inc	4,430,460
5,175	Lam Research Corp	2,782,132
230,513	Microsoft Corp	71,069,463

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,383	MongoDB Inc(a)	$ 1,057,075
2,245	MSCI Inc	1,128,966
63,038	NVIDIA Corp	17,200,549
116,889	Oracle Corp	9,670,227
110,887	QUALCOMM Inc	16,945,751
45,623	Salesforce Inc(a)	9,686,675
14,604	Synopsys Inc(a)	4,867,075
21,992	Texas Instruments Inc	4,035,092
3,563	Workday Inc Class A(a)	853,196
		233,721,651
TOTAL COMMON STOCK — 96.26% (Cost $626,721,540)		$807,738,229
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.07%
$26,713	Repurchase agreement (principal amount/value $26,713 with a maturity value of $26,713) with HSBC Securities (USA) Inc, 0.29%, dated 3/31/22 to be repurchased at $26,713 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 8/15/22 - 11/1/50, with a value of $27,248.(c)	26,713
126,916	Undivided interest of 0.12% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $126,916 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	126,916
126,916	Undivided interest of 0.12% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $126,916 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	126,916
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$126,916	Undivided interest of 0.30% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $126,916 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	$ 126,916
126,916	Undivided interest of 4.11% in a repurchase agreement (principal amount/value $3,085,896 with a maturity value of $3,085,922) with HSBC Securities (USA) Inc, 0.30%, dated 3/31/22 to be repurchased at $126,916 on 4/1/22 collateralized by Federal National Mortgage Association securities, 0.00% - 5.25%, 8/15/22 - 11/1/50, with a value of $3,147,614.(c)	126,916
TOTAL SHORT TERM INVESTMENTS — 0.07% (Cost $534,377)		$534,377
TOTAL INVESTMENTS — 96.33% (Cost $627,255,917)		$808,272,606
OTHER ASSETS & LIABILITIES, NET — 3.67%		$30,834,409
TOTAL NET ASSETS — 100.00%		$839,107,015

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022